Concentration of major customers and suppliers (Details)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Customer concentration risk | Major customer one | Total sales
Major Customers And Suppliers [Line Items]
Concentration risk, percentage	63.00%	64.00%	68.00%
Customer concentration risk | Major customer one | Accounts receivable
Major Customers And Suppliers [Line Items]
Concentration risk, percentage	94.00%	82.00%
Supplier concentration risk | Major supplier one | Advances to suppliers
Major Customers And Suppliers [Line Items]
Concentration risk, percentage	45.00%	53.00%
Supplier concentration risk | Major supplier one | Total purchases
Major Customers And Suppliers [Line Items]
Concentration risk, percentage	41.00%	50.00%	54.00%
Supplier concentration risk | Major supplier two | Advances to suppliers
Major Customers And Suppliers [Line Items]
Concentration risk, percentage	44.00%	46.00%
Supplier concentration risk | Major supplier two | Total purchases
Major Customers And Suppliers [Line Items]
Concentration risk, percentage	39.00%	40.00%	27.00%